Content Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life current	12 months
Impairment (in Dollars)			$ 888,900
Development and Production [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment (in Dollars)	$ 3,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life non-current	18 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life non-current	36 months
Content assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses (in Dollars)	$ 4,599,000